Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial Fixed $100 Investment based on(4)
Year	Summary Compensation Table Total for Chirag Patel(1) ($)	Summary Compensation Table Total for Chintu Patel(1) ($)	Compensation Actually Paid to Chirag Patel(1)(2)(3) ($)	Compensation Actually Paid to Chintu Patel(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income (Loss) ($ Millions)	Adjusted EBITDA ($ Millions)(5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	8,691,745	8,730,545	24,324,413	24,363,213	2,975,421	8,870,994	275.71	156.35	128	688
2024	7,187,970	7,191,109	11,851,838	11,854,977	2,601,023	4,706,247	173.30	118.45	(74)	627
2023	2,370,386	2,367,553	9,458,710	9,455,877	1,679,146	5,801,457	132.82	109.31	(49)	558
2022	5,048,110	5,062,732	(1,835,706)	(1,821,083)	2,348,670	(121,995)	43.54	107.97	(255)	514
2021	4,785,116	4,798,825	1,383,918	1,397,627	2,420,041	1,421,310	104.81	113.11	20	512

(1)	Chirag Patel and Chintu Patel were our Co-PEOs for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022-2025
Andrew Boyer	Andrew Boyer
Anastasios Konidaris	Anastasios Konidaris
Nikita Shah	Nikita Shah
Joseph Todisco	Jason Daly

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. The amounts shown include a correction to add $7,714 to the Average Summary Compensation Table Total for Non-PEO NEOs due to a calculation error in the proxy statement filed for our 2025 annual meeting of stockholders (the “2025 Proxy Statement”). The values disclosed in the Summary Compensation Table Totals for our 2025 Proxy Statement were not impacted by this calculation error.

Year	Summary Compensation Table Total for Chirag Patel ($)	Exclusion of Stock Awards for Chirag Patel ($)	Inclusion of Equity Values for Chirag Patel ($)	Compensation Actually Paid to Chirag Patel ($)
2025	8,691,745	(6,974,995)	22,607,663	24,324,413

Year	Summary Compensation Table Total for Chintu Patel ($)	Exclusion of Stock Awards for Chintu Patel ($)	Inclusion of Equity Values for Chintu Patel ($)	Compensation Actually Paid to Chintu Patel ($)
2025	8,730,545	(6,974,995)	22,607,663	24,363,213

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,975,421	(1,982,881)	7,878,384	8,870,994

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Chirag Patel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chirag Patel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chirag Patel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chirag Patel ($)	Total - Inclusion of Equity Values for Chirag Patel ($)
2025	10,590,456	11,139,473	0	877,734	22,607,663

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Chintu Patel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chintu Patel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chintu Patel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chintu Patel ($)	Total - Inclusion of Equity Values for Chintu Patel ($)
2025	10,590,456	11,139,473	0	877,734	22,607,663

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,977,889	4,580,662	319,833	0	7,878,384
(4)	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020 (the last trading day of fiscal 2020), through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is not a term defined under U.S. GAAP. We define adjusted EBITDA as net income before net interest expense, income taxes, and depreciation and amortization (“EBITDA”), as adjusted for certain other items described in our SEC filings, including stock-based compensation expense, acquisition, site closure and idle facility expenses, restructuring and other charges, loss on refinancing, net (credit) charges related to legal matters, increase (decrease) in tax receivable agreement liability, asset impairment charges, foreign exchange losses or gains, change in fair value of contingent consideration, and insurance recoveries for property losses and associated expenses.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	Chirag Patel and Chintu Patel were our Co-PEOs for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022-2025
Andrew Boyer	Andrew Boyer
Anastasios Konidaris	Anastasios Konidaris
Nikita Shah	Nikita Shah
Joseph Todisco	Jason Daly

Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020 (the last trading day of fiscal 2020), through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Chirag Patel ($)	Exclusion of Stock Awards for Chirag Patel ($)	Inclusion of Equity Values for Chirag Patel ($)	Compensation Actually Paid to Chirag Patel ($)
2025	8,691,745	(6,974,995)	22,607,663	24,324,413

Year	Summary Compensation Table Total for Chintu Patel ($)	Exclusion of Stock Awards for Chintu Patel ($)	Inclusion of Equity Values for Chintu Patel ($)	Compensation Actually Paid to Chintu Patel ($)
2025	8,730,545	(6,974,995)	22,607,663	24,363,213

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Chirag Patel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chirag Patel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chirag Patel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chirag Patel ($)	Total - Inclusion of Equity Values for Chirag Patel ($)
2025	10,590,456	11,139,473	0	877,734	22,607,663

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Chintu Patel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chintu Patel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chintu Patel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chintu Patel ($)	Total - Inclusion of Equity Values for Chintu Patel ($)
2025	10,590,456	11,139,473	0	877,734	22,607,663

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,975,421	$ 2,601,023	$ 1,679,146	$ 2,348,670	$ 2,420,041
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 8,870,994	4,706,247	5,801,457	(121,995)	1,421,310
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,975,421	(1,982,881)	7,878,384	8,870,994

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,977,889	4,580,662	319,833	0	7,878,384

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years and the Dow Jones U.S. Select Pharmaceuticals Index TSR.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus TSR

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years and the Dow Jones U.S. Select Pharmaceuticals Index TSR.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus TSR

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA Stock Price

#         #         #

Total Shareholder Return Amount	[4]	$ 275.71	173.30	132.82	43.54	104.81
Peer Group Total Shareholder Return Amount	[4]	156.35	118.45	109.31	107.97	113.11
Net Income (Loss) Attributable to Parent		$ 128,000,000	$ (74,000,000)	$ (49,000,000)	$ (255,000,000)	$ 20,000,000
Company Selected Measure Amount	[5]	688,000,000	627,000,000	558,000,000	514,000,000	512,000,000
Additional 402(v) Disclosure		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]		We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is not a term defined under U.S. GAAP. We define adjusted EBITDA as net income before net interest expense, income taxes, and depreciation and amortization (“EBITDA”), as adjusted for certain other items described in our SEC filings, including stock-based compensation expense, acquisition, site closure and idle facility expenses, restructuring and other charges, loss on refinancing, net (credit) charges related to legal matters, increase (decrease) in tax receivable agreement liability, asset impairment charges, foreign exchange losses or gains, change in fair value of contingent consideration, and insurance recoveries for property losses and associated expenses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,982,881)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,878,384
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,977,889
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,580,662
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		319,833
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Chirag Patel
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	8,691,745	$ 7,187,970	$ 2,370,386	$ 5,048,110	$ 4,785,116
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 24,324,413	$ 11,851,838	$ 9,458,710	$ (1,835,706)	$ 1,383,918
PEO Name		Chirag Patel	Chirag Patel	Chirag Patel	Chirag Patel	Chirag Patel
Chirag Patel | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (6,974,995)
Chirag Patel | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,607,663
Chirag Patel | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,590,456
Chirag Patel | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,139,473
Chirag Patel | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Chirag Patel | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		877,734
Chintu Patel
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	8,730,545	$ 7,191,109	$ 2,367,553	$ 5,062,732	$ 4,798,825
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 24,363,213	$ 11,854,977	$ 9,455,877	$ (1,821,083)	$ 1,397,627
PEO Name		Chintu Patel	Chintu Patel	Chintu Patel	Chintu Patel	Chintu Patel
Chintu Patel | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (6,974,995)
Chintu Patel | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,607,663
Chintu Patel | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,590,456
Chintu Patel | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,139,473
Chintu Patel | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Chintu Patel | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 877,734

[1]	Chirag Patel and Chintu Patel were our Co-PEOs for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. The amounts shown include a correction to add $7,714 to the Average Summary Compensation Table Total for Non-PEO NEOs due to a calculation error in the proxy statement filed for our 2025 annual meeting of stockholders (the “2025 Proxy Statement”). The values disclosed in the Summary Compensation Table Totals for our 2025 Proxy Statement were not impacted by this calculation error.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020 (the last trading day of fiscal 2020), through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is not a term defined under U.S. GAAP. We define adjusted EBITDA as net income before net interest expense, income taxes, and depreciation and amortization (“EBITDA”), as adjusted for certain other items described in our SEC filings, including stock-based compensation expense, acquisition, site closure and idle facility expenses, restructuring and other charges, loss on refinancing, net (credit) charges related to legal matters, increase (decrease) in tax receivable agreement liability, asset impairment charges, foreign exchange losses or gains, change in fair value of contingent consideration, and insurance recoveries for property losses and associated expenses.